Entity-Wide Disclosure (Tables)	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Schedule of Net Sales by Geographical Area

Net sales by geographic area were as follows*:

	Year ended December 31,
	2016	2015	2014
	(U.S. $ in thousands)
North America (primarily the United States)	$399,870	$413,017	$405,880
EMEA	137,924	148,169	183,462
Asia Pacific	122,998	122,257	150,475
Other	11,666	12,552	10,312
	$672,458	$695,995	$750,129

*Net sales are attributed to geographic areas based on the location of a customer.

Schedule of Property, Plant and Equipment by Geographical Location

Property, plant and equipment by geographical area were as follows:

	December 31,
	2016	2015
	(U.S. $ in thousands)
United States	$91,230	$101,272
EMEA	108,978	94,890
Asia Pacific	7,543	5,030
Other	664	742
	$208,415	$201,934